Financial risk management (Tables)	12 Months Ended
Jun. 30, 2020
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Summary of Financial Assets and Liabilities by Class
The financial assets and liabilities are presented by class in the table below at their carrying amounts.

	IFRS 13 Fair value hierarchy Level (1)	IFRS 9 Classification	2020 US$M	2019 US$M
Current cross currency and interest rate swaps (2)	2	Fair value through profit or loss	3	15
Current other derivative contracts (3)	2,3	Fair value through profit or loss	45	57
Current other investments (4)	1,2	Fair value through profit or loss	36	15
Non-current cross currency and interest rate swaps (2)	2	Fair value through profit or loss	2,009	739
Non-current other derivative contracts (3)	2,3	Fair value through profit or loss	159	180
Non-current investment in shares	3	Fair value through other comprehensive income	32	34
Non-current investment in shares	3	Fair value through profit or loss	–	6
Non-current other investments (4)(5)	1,2,3	Fair value through profit or loss	322	344

Total other financial assets			2,606	1,390
Cash and cash equivalents		Amortised cost	13,426	15,613
Trade and other receivables (6)		Amortised cost	1,633	1,929
Provisionally priced trade receivables	2	Fair value through profit or loss	1,480	1,446
Loans to equity accounted investments		Amortised cost	40	33

Total financial assets			19,185	20,411

Non-financial assets			85,598	80,450

Total assets			104,783	100,861

Current cross currency and interest rate swaps (2)	2	Fair value through profit or loss	165	63
Current other derivative contracts (3)	2,3	Fair value through profit or loss	60	64
Non-current cross currency and interest rate swaps (2)	2	Fair value through profit or loss	1,414	895
Non-current other derivative contracts (3)	2,3	Fair value through profit or loss	–	1

Total other financial liabilities			1,639	1,023
Trade and other payables (7)		Amortised cost	5,354	6,283
Provisionally priced trade payables	2	Fair value through profit or loss	269	277
Bank overdrafts and short-term borrowings (8)		Amortised cost	–	20
Bank loans (8)		Amortised cost	2,492	2,498
Notes and debentures (8)		Amortised cost	21,045	21,529
Leases liabilities		Amortised cost	3,443	715
Other (8)		Amortised cost	68	66

Total financial liabilities			34,310	32,411

Non-financial liabilities			18,227	16,626

Total liabilities			52,537	49,037

(1)
All of the Group’s financial assets and financial liabilities recognised at fair value were valued using market observable inputs categorised as Level 2 with the exception of the specified items in the following footnotes.

(2)	Cross currency and interest rate swaps are measured at forward rate and swap models and present value calculations.

(3)
Includes other derivative contracts of US$179 million (2019: US$200 million) categorised as Level 3. Significant items are derivatives embedded in physical commodity purchase and sales contracts of gas in Trinidad and Tobago with net assets fair value of US$180 million (2019: US$202 million).

(4)
Includes investments held by BHP Billiton Foundation which are restricted and not available for general use by the Group of US$296 million (2019: US$309 million) of which other investment (US Treasury Notes) of US$87 million categorised as Level 1 (2019: US$128 million).

(5)	Includes other investments of US$47 million (2019: US$47 million) categorised as Level 3.

(6)	Excludes input taxes of US$478 million (2019: US$367 million) included in other receivables.

(7)	Excludes input taxes of US$145 million (2019: US$162 million) included in other payables.

(8)	All interest bearing liabilities, excluding leases, are unsecured.

Summary of Carrying Amounts of Group's Notes and Debentures by Currency and Derivatives Which Hedge
The table below shows the carrying amounts of the Group’s notes and debentures by currency and the derivatives which hedge them:

•	The carrying amount of the notes and debentures includes foreign exchange remeasurement to period end rates and fair value adjustments when included in a fair value hedge.

•
The breakdown of the hedging derivatives includes remeasurement of foreign currency notional values at period end rates, fair value movements due to interest rate risk, foreign currency cash flows designated into cash flow hedges, costs of hedging recognised in other comprehensive income, ineffectiveness recognised in the income statement and accruals or prepayments.

•	The hedged value of notes and debentures includes their carrying amounts adjusted for the offsetting derivative fair value movements due to foreign currency and interest rate risk remeasurement.

		Fair value of derivatives
2020 US$M	Carrying amount of notes and debentures	Foreign exchange notional at spot rates	Interest rate risk	Recognised in cash flow hedging reserve	Recognised in cost of hedging reserve	Recognised in the income statement (1)	Accrued cash flows	Total	Hedged value of notes and debentures (2)
	A	B	C	D	E	F	G	B to G	A + B + C
USD	9,926	–	(742)	–	–	29	74	(639)	9,184
GBP	3,245	764	(730)	(16)	13	(18)	47	60	3,279
EUR	7,294	500	(576)	(55)	21	65	32	(13)	7,218
CAD	580	199	(32)	–	(2)	(4)	(2)	159	747

Total	21,045	1,463	(2,080)	(71)	32	72	151	(433)	20,428

		Fair value of derivatives
2019 US$M	Carrying amount of notes and debentures	Foreign exchange notional at spot rates	Interest rate risk	Recognised in cash flow hedging reserve	Recognised in cost of hedging reserve	Recognised in the income statement (1)	Accrued cash flows	Total	Hedged value of notes and debentures (2)
	A	B	C	D	E	F	G	B to G	A + B + C
USD	9,433	–	(253)	–	–	20	111	(122)	9,180
GBP	3,118	678	(517)	(57)	70	(2)	62	234	3,279
EUR	7,680	378	(566)	(100)	33	54	82	(119)	7,492
CAD	594	175	(22)	(5)	3	(4)	1	148	747
AUD	704	73	(4)	(1)	–	–	(5)	63	773

Total	21,529	1,304	(1,362)	(163)	106	68	251	204	21,471

(1)	Predominantly related to ineffectiveness.

(2)	Includes US$3,019 million (2019: US$3,019 million) of fixed rate debt not swapped to floating rate that is not in a hedging relationship.

Summary of Reconciliation of Components of Equity and Analysis of Movements in Reserves for all Hedges
The following table show
s
a reconciliation of the components of equity and an analysis of the movements in reserves for all hedges. For a description of these reserves, refer to note 16 ‘Other equity’.

2020 US$M	Cash flow hedging reserve			Cost of hedging reserve			Total
	Gross	Tax	Net	Gross	Tax	Net
At the beginning of the financial year	163	(49)	114	(106)	32	(74)	40
Add: Change in fair value of hedging instrument recognised in OCI	(315)	94	(221)	–	–	–	(221)
Less: Reclassified from reserves to interest expense – recognised through OCI	223	(66)	157	74	(23)	51	208

At the end of the financial year	71	(21)	50	(32)	9	(23)	27

2019 US$M	Cash flow hedging reserve			Cost of hedging reserve			Total
	Gross	Tax	Net	Gross	Tax	Net
At the beginning of the financial year	85	(27)	58	–	–	–	58
Impact of adoption of IFRS 9	176	(52)	124	(176)	52	(124)	–
Add: Change in fair value of hedging instrument recognised in OCI	(327)	98	(229)	–	–	–	(229)
Less: Reclassified from reserves to interest expense – recognised through OCI	229	(68)	161	70	(20)	50	211

At the end of the financial year	163	(49)	114	(106)	32	(74)	40

Summary of Movement of Interest Bearing Liabilities and Related Derivatives
The movement in the year in the Group’s interest bearing liabilities and related derivatives are as follows:

2020 US$M	Interest bearing liabilities					Derivatives (assets)/ liabilities
	Bank loans	Notes and debentures	Lease liabilities	Bank overdraft and short- term borrowings	Other	Cross currency and interest rate swaps	Total
At the beginning of the financial year	2,498	21,529	715	20	66	204
Proceeds from interest bearing liabilities	514	–	–	–	–	–	514
Settlements of debt related instruments	–	–	–	–	–	(157)	(157)
Repayment of interest bearing liabilities	(522)	(859)	(671)	–	5	–	(2,047)

Change from Net financing cash flows	(8)	(859)	(671)	–	5	(157)	(1,690)

Other movements:
Interest rate impacts	–	720	–	–	–	(788)
Foreign exchange impacts	–	(354)	(43)	–	(4)	316
Leases recognised on IFRS 16 transition	–	–	2,301	–	–	–
Lease additions	–	–	436	–	–	–
Remeasurement of index-linked freight contracts	–	–	733	–	–	–
Other interest bearing liabilities/derivative related changes	2	9	(28)	(20)	1	(8)

At the end of the financial year	2,492	21,045	3,443	–	68	(433)

2019 US$M	Interest bearing liabilities					Derivatives (assets)/ liabilities
	Bank loans	Notes and debentures	Lease liabilities	Bank overdraft and short- term borrowings	Other	Cross currency and interest rate swaps	Total
At the beginning of the financial year	2,555	23,298	802	58	92	805
Proceeds from interest bearing liabilities	250	–	–	–	–	–	250
Settlements of debt related instruments	–	–	–	–	–	(160)	(160)
Repayment of interest bearing liabilities	(308)	(2,198)	(75)	–	(23)	–	(2,604)

Change from Net financing cash flows	(58)	(2,198)	(75)	–	(23)	(160)	(2,514)

Other movements:
Interest rate impacts	–	729	–	–	–	(809)
Foreign exchange impacts	–	(311)	(11)	–	–	319
Other interest bearing liabilities/derivative related changes	1	11	(1)	(38)	(3)	49

At the end of the financial year	2,498	21,529	715	20	66	204